Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000252180 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.90%
C000252180 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.40%
C000252180 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000252180 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000252180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000252180 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.10%
C000252180 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000252180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252180 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252180 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000252180 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000252171 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000252171 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	26.70%
C000252171 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000252171 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000252171 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	12.70%
C000252171 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252171 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	14.30%
C000252171 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.70%
C000252171 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000252171 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.80%
C000252172 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Total Investments	61.30%
C000252172 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Total Investments	19.90%
C000252172 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	14.80%
C000252172 | IndustryResidential REITs
Holdings [Line Items]
Percent of Total Investments	4.00%
C000250794 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000250794 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	31.60%
C000250794 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.10%
C000250794 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.40%
C000250794 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.10%
C000250794 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	9.00%
C000250794 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000250794 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.80%
C000250794 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	4.40%
C000250794 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000250794 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234046 | FR_TSR_SCT_GBB62
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000234046 | FR_TSR_SCT_GBB65
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000234046 | FR_TSR_SCT_GBB61
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000234046 | FR_TSR_SCT_GBB64
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000234046 | FR_TSR_SCT_GBB63
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249125 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.20%
C000249125 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	25.20%
C000249125 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	20.20%
C000249125 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000249125 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	10.50%
C000249125 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230585 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000230585 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000230585 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000230585 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.00%
C000230585 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230585 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	48.10%
C000230585 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000235263 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000235263 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000235263 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.30%
C000235263 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000235263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000235263 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000235263 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000235263 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.80%
C000235263 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235263 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236319 | FR_TSR_SCT_GBC23
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000236319 | FR_TSR_SCT_GBC24
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000236319 | FR_TSR_SCT_GBC21
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000236319 | FR_TSR_SCT_GBC25
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000236319 | FR_TSR_SCT_GBC22
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000238718 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	45.30%
C000238718 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	24.20%
C000238718 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Total Investments	13.20%
C000238718 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000238718 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000238718 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	0.80%
C000234331 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000234331 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000234331 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234331 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.50%
C000234331 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.70%
C000234331 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000234331 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000234331 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234331 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.80%
C000234331 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234331 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238211 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000238211 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000238211 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.30%
C000238211 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000238211 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238211 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238211 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238211 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000238211 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238211 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.40%
C000241449 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.90%
C000241449 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000241449 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.90%
C000241449 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.40%
C000241449 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000241449 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241449 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000241449 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241449 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.20%
C000241449 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241449 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000237253 | Middle East/Central Asia
Holdings [Line Items]
Percent of Total Investments	5.30%
C000237253 | Europe
Holdings [Line Items]
Percent of Total Investments	55.10%
C000237253 | Pacific Basin
Holdings [Line Items]
Percent of Total Investments	26.70%
C000237253 | North America
Holdings [Line Items]
Percent of Total Investments	12.90%
C000237253 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.40%
C000237253 | Japan
Holdings [Line Items]
Percent of Total Investments	15.30%
C000237253 | United States
Holdings [Line Items]
Percent of Total Investments	12.90%
C000237253 | Germany
Holdings [Line Items]
Percent of Total Investments	12.00%
C000237253 | France
Holdings [Line Items]
Percent of Total Investments	11.40%
C000237253 | Sweden
Holdings [Line Items]
Percent of Total Investments	8.20%
C000237253 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.50%
C000237253 | India
Holdings [Line Items]
Percent of Total Investments	5.30%
C000237253 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237253 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.40%
C000237253 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000237253 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244492 | Information Technology
Holdings [Line Items]
Percent of Net Short Exposure	24.90%
C000244492 | Energy
Holdings [Line Items]
Percent of Net Short Exposure	23.10%
C000244492 | Health Care
Holdings [Line Items]
Percent of Net Short Exposure	21.20%
C000244492 | Consumer Staples
Holdings [Line Items]
Percent of Net Short Exposure	12.30%
C000244492 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Short Exposure	11.10%
C000244492 | Industrials
Holdings [Line Items]
Percent of Net Short Exposure	2.80%
C000244492 | Materials
Holdings [Line Items]
Percent of Net Short Exposure	2.40%
C000244492 | Communication Services
Holdings [Line Items]
Percent of Net Short Exposure	2.20%
C000233998 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233998 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000233998 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.50%
C000233998 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000233998 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.90%
C000233998 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233998 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	41.50%
C000233998 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.10%
C000243340 | IndustryEquity Funds
Holdings [Line Items]
Percent of Total Investments	75.10%
C000243340 | IndustryFixed Income Funds
Holdings [Line Items]
Percent of Total Investments	15.20%
C000243340 | IndustryCommodity Funds
Holdings [Line Items]
Percent of Total Investments	9.70%
C000254050 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000254050 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.50%
C000254050 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000254050 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000254050 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254050 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254050 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254050 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.80%
C000254050 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254050 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000228888 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.20%
C000228888 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000228888 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228888 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.70%
C000228888 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	15.00%
C000228888 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228888 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228888 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228888 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000228889 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000228889 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000228889 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228889 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000228889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000228889 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	13.00%
C000228889 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000228889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.90%
C000228889 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000228889 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228889 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.80%